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DIRECT DIAL NUMBER                                                E-MAIL ADDRESS
212-455-2812                                                  RFENYES@STBLAW.COM

                                                       October 22, 2004

          Re:   Nalco Holding Company
                Amendment No. 3 to Registration Statement on Form S-1
                File No. 333-118583

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington D.C.  20549

Ladies and Gentlemen:

     On behalf of Nalco Holding Company, a Delaware corporation (the "Company"), we hereby transmit for electronic filing, pursuant to Rule 101(a) of Regulation
S-T of the Securities Act of 1933, as amended, Amendment No. 3 to the
Registration Statement on Form S-1 relating to the Company's proposed offering of its common stock.

     We acknowledge your previous references to Rules 460 and 461 regarding requesting acceleration of a registration statement and will endeavor to provide for adequate time after the filing of any amendment for further review before submitting a request for acceleration and to provide any acceleration request at least two business days in advance of the requested effective date.

     Should you have any questions regarding this filing, please do not hesitate to contact me (phone: 212-455-2812; fax: 212-455-2502).

                                             Very truly yours,

                                             /s/ Richard Fenyes

                                             Richard Fenyes